Segment Reporting - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2014 Segment	Sep. 30, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012
Segment Reporting [Abstract]
Number of segments	4		4
Percentage of revenues recognized from sales outside the United States	88.00%	69.00%	78.00%	87.00%